INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Costs and expenses
Amortization of intangible assets	$ 3,026,403	$ 2,747,206
Depreciation of property, plant and equipment	1,524,370	1,243,403
Depreciation of leased assets	760,728	837,199
Total	4,411,279	4,581,241
R&D capitalized (Note 5.7)	1,654,017	1,947,504
Total	6,065,296	6,528,745
Research and development expenses
Costs and expenses
Amortization of intangible assets	1,362,301	1,164,940
Depreciation of property, plant and equipment	198,198	157,808
Freight and haulage	2,221	3,917
Employee benefits and social securities	1,533,533	1,307,126
Maintenance	102,527	206,778
Energy and fuel	2,434	3,628
Supplies and materials	639,560	847,382
Mobility and travel	46,429	13,771
Share-based incentives	35,141	188,250
Publicity and advertising	2,131
Professional fees and outsourced services	100,959	491,787
Professional fees related parties	16,373
Office supplies	147,481	170,375
Information technology expenses	19,692	4,375
Insurance	12,772	21,049
Depreciation of leased assets	16,336
Miscellaneous	173,191	55
Total	$ 4,411,279	$ 4,581,241